STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended
Jun. 30, 2012
STOCKHOLDERS' DEFICIT [Abstract]
Schedule of Milestones

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares